Net Loss per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of outstanding potentially dilutive common stock equivalents have been excluded from the calculation of diluted net loss per share

	Nine Months Ended
	September 30,
	2022	2021

Convertible preferred stock (as converted)	—	2,227,116
Warrants to purchase common stock	272,680	50,000
Common stock options issued and outstanding	1,248,850	376,969

Total	1,521,530	2,654,085

	For the Years Ended December 31,
	2021	2020
Convertible preferred stock (as converted)	—	2,227,116
Common stock warrants	272,680	—
Common stock options issued and outstanding	607,219	799,469

Total	879,899	3,026,585

Summary of earnings per share basic and diluted

	For the Years Ended December 31,
	2021	2020
Net loss	$(8,494)	$(3,639)
Weighted-average number of shares - basic and diluted	3,493,267	2,303,237
Net loss per share - basic and diluted	$(2.43)	$(1.58)